Share-based payments - Option grants (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2023 shares $ / shares	May 31, 2023 shares $ / shares	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares
Share-based payments
Number of options, Beginning balance | shares		1,706,418	1,659,121	516,216
Number of options, Granted | shares		160,500	152,500	1,148,310
Number of options, Forfeited /cancelled | shares		(372,253)	(102,500)	(5,405)
Number of options, Stock options modifications | shares		(322,000)
Number options, Exercised | shares	0	(5,057)	(2,703)
Number of options, Ending Balance | shares	1,167,608	1,167,608	1,706,418	1,659,121
Weighted average exercise, Beginning balance | $ / shares		$ 9.45	$ 9.95	$ 3.41
Weighted average exercise, Granted | $ / shares		5.84	6.70	12.86
Weighted average exercise, Forfeited /cancelled (in dollars per share) | $ / shares		13.09	13.59	3.70
Weighted average exercise, Stock options modifications | $ / shares		11.75
Weighted average exercise, Exercised (in dollars per share) | $ / shares		3.70	3.70
Weighted average exercise, Ending balance | $ / shares	$ 5.11	$ 5.11	$ 9.45	$ 9.95